NATURE OF THE BUSINESS AND BASIS OF PRESENTATION - Summary of persons and ownership percentages (Details 1)	May 31, 2011	Nov. 23, 2009	Sep. 30, 2012 Omagine, Inc.	Sep. 30, 2012 Office of Royal Court Affairs	Sep. 30, 2012 Consolidated Contracting Company S.A.	Sep. 30, 2012 Consolidated Contractors (Oman) Company LLC
Noncontrolling Interest [Line Items]
Ownership percentage owned by Omagine Inc.	60.00%	60.00%	60.00%
Ownership Percentage by Noncontrolling Owners				25.00%	10.00%	5.00%